Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 3
Entity Central Index Key	0001104631
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth Fund
Class Name	Class A
Trading Symbol	SPFAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class A	$55	1.03%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.03%
Net Assets	$ 1,735,629,000
Holdings Count | Holding	37
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 1,735,629,000
Number of fund holdings	37
Portfolio turnover rate for the period	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.3%
Software	17.3%
Interactive Media & Services	11.1%
Broadline Retail	10.2%
Entertainment	8.0%
Technology Hardware, Storage & Peripherals	8.0%
Financial Services	5.2%
Aerospace & Defense	4.6%
Consumer Staples Distribution & Retail	3.5%
Pharmaceuticals	3.3%
IT Services	2.5%
Automobiles	2.2%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.4%
Electric Utilities	1.4%
Biotechnology	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	0.9%
Ground Transportation	0.9%
Specialty Retail	0.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

PGIM JENNISON FOCUSED GROWTH FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth Fund
Class Name	Class C
Trading Symbol	SPFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class C	$95	1.78%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.78%
Net Assets	$ 1,735,629,000
Holdings Count | Holding	37
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 1,735,629,000
Number of fund holdings	37
Portfolio turnover rate for the period	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.3%
Software	17.3%
Interactive Media & Services	11.1%
Broadline Retail	10.2%
Entertainment	8.0%
Technology Hardware, Storage & Peripherals	8.0%
Financial Services	5.2%
Aerospace & Defense	4.6%
Consumer Staples Distribution & Retail	3.5%
Pharmaceuticals	3.3%
IT Services	2.5%
Automobiles	2.2%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.4%
Electric Utilities	1.4%
Biotechnology	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	0.9%
Ground Transportation	0.9%
Specialty Retail	0.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth Fund
Class Name	Class Z
Trading Symbol	SPFZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class Z	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 1,735,629,000
Holdings Count | Holding	37
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 1,735,629,000
Number of fund holdings	37
Portfolio turnover rate for the period	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.3%
Software	17.3%
Interactive Media & Services	11.1%
Broadline Retail	10.2%
Entertainment	8.0%
Technology Hardware, Storage & Peripherals	8.0%
Financial Services	5.2%
Aerospace & Defense	4.6%
Consumer Staples Distribution & Retail	3.5%
Pharmaceuticals	3.3%
IT Services	2.5%
Automobiles	2.2%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.4%
Electric Utilities	1.4%
Biotechnology	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	0.9%
Ground Transportation	0.9%
Specialty Retail	0.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth Fund
Class Name	Class R6
Trading Symbol	PSGQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class R6	$36	0.67%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
Net Assets	$ 1,735,629,000
Holdings Count | Holding	37
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 1,735,629,000
Number of fund holdings	37
Portfolio turnover rate for the period	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.3%
Software	17.3%
Interactive Media & Services	11.1%
Broadline Retail	10.2%
Entertainment	8.0%
Technology Hardware, Storage & Peripherals	8.0%
Financial Services	5.2%
Aerospace & Defense	4.6%
Consumer Staples Distribution & Retail	3.5%
Pharmaceuticals	3.3%
IT Services	2.5%
Automobiles	2.2%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.4%
Electric Utilities	1.4%
Biotechnology	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	0.9%
Ground Transportation	0.9%
Specialty Retail	0.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class A
Trading Symbol	SUVAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Quant Solutions Large-Cap Value
Fund
(the “Fund”) for the period of March 1, 2025 to August 31, 2025.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class A	$57	1.11%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%
Net Assets	$ 252,002,126
Holdings Count | Holding	261
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 252,002,126
Number of fund holdings	261
Portfolio turnover rate for the period	60%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Capital Markets	6.3%
Insurance	5.6%
Pharmaceuticals	5.4%
Oil, Gas & Consumable Fuels	5.1%
Banks	4.7%
Health Care Providers & Services	3.8%
Financial Services	3.7%
Interactive Media & Services	3.5%
Software	3.4%
Semiconductors & Semiconductor Equipment	3.1%
Machinery	2.8%
IT Services	2.7%
Biotechnology	2.3%
Electronic Equipment, Instruments & Components	2.2%
Life Sciences Tools & Services	2.1%
Building Products	2.1%
Multi-Utilities	2.1%
Electric Utilities	2.0%
Tobacco	1.9%
Food Products	1.9%
Consumer Staples Distribution & Retail	1.8%
Health Care Equipment & Supplies	1.8%
Hotels, Restaurants & Leisure	1.8%
Media	1.7%
Entertainment	1.6%
Aerospace & Defense	1.6%
Communications Equipment	1.6%
Electrical Equipment	1.6%
Industry Classification	% of Net Assets
Metals & Mining	1.5%
Broadline Retail	1.4%
Diversified Telecommunication Services	1.3%
Wireless Telecommunication Services	1.3%
Chemicals	1.1%
Real Estate Management & Development	1.1%
Ground Transportation	1.1%
Diversified Consumer Services	0.9%
Gas Utilities	0.9%
Passenger Airlines	0.9%
Household Products	0.9%
Specialized REITs	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Industrial Conglomerates	0.7%
Automobile Components	0.6%
Trading Companies & Distributors	0.6%
Automobiles	0.6%
Consumer Finance	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	0.1%
Others*	2.4%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class C
Trading Symbol	SUVCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Quant Solutions Large-Cap Value Fund
(the “Fund”) for the period of March 1, 2025 to August 31, 2025.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class C	$110	2.13%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.13%
Net Assets	$ 252,002,126
Holdings Count | Holding	261
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 252,002,126
Number of fund holdings	261
Portfolio turnover rate for the period	60%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Capital Markets	6.3%
Insurance	5.6%
Pharmaceuticals	5.4%
Oil, Gas & Consumable Fuels	5.1%
Banks	4.7%
Health Care Providers & Services	3.8%
Financial Services	3.7%
Interactive Media & Services	3.5%
Software	3.4%
Semiconductors & Semiconductor Equipment	3.1%
Machinery	2.8%
IT Services	2.7%
Biotechnology	2.3%
Electronic Equipment, Instruments & Components	2.2%
Life Sciences Tools & Services	2.1%
Building Products	2.1%
Multi-Utilities	2.1%
Electric Utilities	2.0%
Tobacco	1.9%
Food Products	1.9%
Consumer Staples Distribution & Retail	1.8%
Health Care Equipment & Supplies	1.8%
Hotels, Restaurants & Leisure	1.8%
Media	1.7%
Entertainment	1.6%
Aerospace & Defense	1.6%
Communications Equipment	1.6%
Electrical Equipment	1.6%
Industry Classification	% of Net Assets
Metals & Mining	1.5%
Broadline Retail	1.4%
Diversified Telecommunication Services	1.3%
Wireless Telecommunication Services	1.3%
Chemicals	1.1%
Real Estate Management & Development	1.1%
Ground Transportation	1.1%
Diversified Consumer Services	0.9%
Gas Utilities	0.9%
Passenger Airlines	0.9%
Household Products	0.9%
Specialized REITs	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Industrial Conglomerates	0.7%
Automobile Components	0.6%
Trading Companies & Distributors	0.6%
Automobiles	0.6%
Consumer Finance	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	0.1%
Others*	2.4%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class R
Trading Symbol	PRVRX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Quant Solutions Large-C ap
Value Fund
(the “Fund”) for the period of March 1, 2025 to August 31, 2025.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class R	$68	1.32%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.32%
Net Assets	$ 252,002,126
Holdings Count | Holding	261
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 252,002,126
Number of fund holdings	261
Portfolio turnover rate for the period	60%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Capital Markets	6.3%
Insurance	5.6%
Pharmaceuticals	5.4%
Oil, Gas & Consumable Fuels	5.1%
Banks	4.7%
Health Care Providers & Services	3.8%
Financial Services	3.7%
Interactive Media & Services	3.5%
Software	3.4%
Semiconductors & Semiconductor Equipment	3.1%
Machinery	2.8%
IT Services	2.7%
Biotechnology	2.3%
Electronic Equipment, Instruments & Components	2.2%
Life Sciences Tools & Services	2.1%
Building Products	2.1%
Multi-Utilities	2.1%
Electric Utilities	2.0%
Tobacco	1.9%
Food Products	1.9%
Consumer Staples Distribution & Retail	1.8%
Health Care Equipment & Supplies	1.8%
Hotels, Restaurants & Leisure	1.8%
Media	1.7%
Entertainment	1.6%
Aerospace & Defense	1.6%
Communications Equipment	1.6%
Electrical Equipment	1.6%
Industry Classification	% of Net Assets
Metals & Mining	1.5%
Broadline Retail	1.4%
Diversified Telecommunication Services	1.3%
Wireless Telecommunication Services	1.3%
Chemicals	1.1%
Real Estate Management & Development	1.1%
Ground Transportation	1.1%
Diversified Consumer Services	0.9%
Gas Utilities	0.9%
Passenger Airlines	0.9%
Household Products	0.9%
Specialized REITs	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Industrial Conglomerates	0.7%
Automobile Components	0.6%
Trading Companies & Distributors	0.6%
Automobiles	0.6%
Consumer Finance	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	0.1%
Others*	2.4%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class Z
Trading Symbol	SUVZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Quant Solutions Large-
C
ap Value Fund
(the “Fund”) for the period of March 1, 2025 to August 31, 2025.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class Z	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 252,002,126
Holdings Count | Holding	261
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 252,002,126
Number of fund holdings	261
Portfolio turnover rate for the period	60%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Capital Markets	6.3%
Insurance	5.6%
Pharmaceuticals	5.4%
Oil, Gas & Consumable Fuels	5.1%
Banks	4.7%
Health Care Providers & Services	3.8%
Financial Services	3.7%
Interactive Media & Services	3.5%
Software	3.4%
Semiconductors & Semiconductor Equipment	3.1%
Machinery	2.8%
IT Services	2.7%
Biotechnology	2.3%
Electronic Equipment, Instruments & Components	2.2%
Life Sciences Tools & Services	2.1%
Building Products	2.1%
Multi-Utilities	2.1%
Electric Utilities	2.0%
Tobacco	1.9%
Food Products	1.9%
Consumer Staples Distribution & Retail	1.8%
Health Care Equipment & Supplies	1.8%
Hotels, Restaurants & Leisure	1.8%
Media	1.7%
Entertainment	1.6%
Aerospace & Defense	1.6%
Communications Equipment	1.6%
Electrical Equipment	1.6%
Industry Classification	% of Net Assets
Metals & Mining	1.5%
Broadline Retail	1.4%
Diversified Telecommunication Services	1.3%
Wireless Telecommunication Services	1.3%
Chemicals	1.1%
Real Estate Management & Development	1.1%
Ground Transportation	1.1%
Diversified Consumer Services	0.9%
Gas Utilities	0.9%
Passenger Airlines	0.9%
Household Products	0.9%
Specialized REITs	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Industrial Conglomerates	0.7%
Automobile Components	0.6%
Trading Companies & Distributors	0.6%
Automobiles	0.6%
Consumer Finance	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	0.1%
Others*	2.4%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class R6
Trading Symbol	SUVQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 sh
ar
es of the PGIM Quant Solutions Large-Cap Value
Fund (the “Fund”) for the period of March 1, 2025 to August 31, 2025.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class R6	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 252,002,126
Holdings Count | Holding	261
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 252,002,126
Number of fund holdings	261
Portfolio turnover rate for the period	60%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Capital Markets	6.3%
Insurance	5.6%
Pharmaceuticals	5.4%
Oil, Gas & Consumable Fuels	5.1%
Banks	4.7%
Health Care Providers & Services	3.8%
Financial Services	3.7%
Interactive Media & Services	3.5%
Software	3.4%
Semiconductors & Semiconductor Equipment	3.1%
Machinery	2.8%
IT Services	2.7%
Biotechnology	2.3%
Electronic Equipment, Instruments & Components	2.2%
Life Sciences Tools & Services	2.1%
Building Products	2.1%
Multi-Utilities	2.1%
Electric Utilities	2.0%
Tobacco	1.9%
Food Products	1.9%
Consumer Staples Distribution & Retail	1.8%
Health Care Equipment & Supplies	1.8%
Hotels, Restaurants & Leisure	1.8%
Media	1.7%
Entertainment	1.6%
Aerospace & Defense	1.6%
Communications Equipment	1.6%
Electrical Equipment	1.6%
Industry Classification	% of Net Assets
Metals & Mining	1.5%
Broadline Retail	1.4%
Diversified Telecommunication Services	1.3%
Wireless Telecommunication Services	1.3%
Chemicals	1.1%
Real Estate Management & Development	1.1%
Ground Transportation	1.1%
Diversified Consumer Services	0.9%
Gas Utilities	0.9%
Passenger Airlines	0.9%
Household Products	0.9%
Specialized REITs	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Industrial Conglomerates	0.7%
Automobile Components	0.6%
Trading Companies & Distributors	0.6%
Automobiles	0.6%
Consumer Finance	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	0.1%
Others*	2.4%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM STRATEGIC BOND FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Strategic Bond Fund
Class Name	Class A
Trading Symbol	PUCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class A	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 1,141,810,482
Holdings Count | Holding	945
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 1,141,810,482
Number of fund holdings	945
Portfolio turnover rate for the period	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.2
AA	40.6
A	5.6
BBB	14.6
BB	19.0
B	6.7
CCC	2.0
Not Rated	4.6
Cash/Cash Equivalents	(1.4)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM STRATEGIC BOND FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Strategic Bond Fund
Class Name	Class C
Trading Symbol	PUCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class C	$89	1.74%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.74%
Net Assets	$ 1,141,810,482
Holdings Count | Holding	945
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 1,141,810,482
Number of fund holdings	945
Portfolio turnover rate for the period	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.2
AA	40.6
A	5.6
BBB	14.6
BB	19.0
B	6.7
CCC	2.0
Not Rated	4.6
Cash/Cash Equivalents	(1.4)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM STRATEGIC BOND FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Strategic Bond Fund
Class Name	Class Z
Trading Symbol	PUCZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class Z	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 1,141,810,482
Holdings Count | Holding	945
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 1,141,810,482
Number of fund holdings	945
Portfolio turnover rate for the period	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.2
AA	40.6
A	5.6
BBB	14.6
BB	19.0
B	6.7
CCC	2.0
Not Rated	4.6
Cash/Cash Equivalents	(1.4)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM STRATEGIC BOND FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Strategic Bond Fund
Class Name	Class R6
Trading Symbol	PUCQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Strategic Bo nd Fund (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class R6	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 1,141,810,482
Holdings Count | Holding	945
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 1,141,810,482
Number of fund holdings	945
Portfolio turnover rate for the period	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.2
AA	40.6
A	5.6
BBB	14.6
BB	19.0
B	6.7
CCC	2.0
Not Rated	4.6
Cash/Cash Equivalents	(1.4)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.